Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment, net
Property, plant and equipment, gross	$ 12,116	$ 12,557
Accumulated depreciation	(6,840)	(6,905)
Total property, plant and equipment, net	5,276	5,652
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	202	280
Accumulated depreciation	(113)	(163)
Total capital lease assets, net	89	117
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	764	851	$ 842
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	4,003	4,142
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	149	192
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	7,554	7,762
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	53	88
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 559	$ 653